Equity (Details) - Schedule of movements in common shares - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Movements In Common Shares Abstract
Balance	34,154,062	30,000
Balance	$ 341,541	$ 3,000
Shares split from $ 0.10 to $ 0.01		300,000
Shares split from $ 0.10 to $ 0.01		$ 300,000
Shares issued		33,854,062
Shares issued		$ 338,541
Balance	34,154,062	34,154,062
Balance	$ 341,541	$ 341,541